Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 20,992	€ 18,910
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	9,084	9,025
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	11,087	9,430
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	7	34
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 813	€ 421